Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	COHEN & STEERS GLOBAL INFRASTRUCTURE FUND INC
Central Index Key	0001276070
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	May 1, 2013

Class A, B & C | Cohen & Steers Global Infrastructure Fund Inc.
COHEN & STEERS GLOBAL INFRASTRUCTURE FUND INC.
INVESTMENT OBJECTIVE
The investment objective of Cohen & Steers Global Infrastructure Fund, Inc. (the Fund) is total return.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the Prospectus) and “Reducing the Initial Sales Load on Class A Shares” in the Fund’s Statement of Additional Information (the SAI).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Class A, B & C Cohen & Steers Global Infrastructure Fund Inc.	Class A	Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	[1]	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	5.00%	[1],[2]	1.00%	[2]
[1]	Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Class B shares are automatically converted to Class A shares at the end of the month which precedes the 8th anniversary of your purchase date.
[2]	For Class B shares, the maximum deferred sales charge is 5% for the 1st year. It then decreases to 4% in the 2nd year, 3% in the 3rd and 4th years, 2% in the 5th year, 1% in the 6th year, and none after six years. For Class C shares, the maximum deferred sales charge does not apply after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Class A, B & C Cohen & Steers Global Infrastructure Fund Inc.		Class A	Class B		Class C
Management Fee		0.75%	0.75%	[1]	0.75%
Distribution (12b-1) Fees		0.25%	0.75%	[1]	0.75%
Other Expenses		0.56%	0.56%	[1]	0.56%
Service Fee		0.10%	0.25%	[1]	0.25%
Total Annual Fund Operating Expenses	[2]	1.66%	2.31%	[1]	2.31%
Fee Waiver/Expense Reimbursement	[2]	(0.16%)	(0.16%)	[1]	(0.16%)
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	[2]	1.50%	2.15%	[1]	2.15%
[1]	Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Class B shares are automatically converted to Class A shares at the end of the month which precedes the 8th anniversary of your purchase date.
[2]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund's total annual operating expenses (excluding distribution and shareholder servicing fee applicable to Class A and Class C shares; acquired fund fees and expenses; and extraordinary expenses) to 1.50% for the Class A shares and 2.15% for Class B shares and Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, B & C Cohen & Steers Global Infrastructure Fund Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	596	933	1,295	2,312
Class B shares	718	1,004	1,419	2,632
Class C shares	318	704	1,219	2,632

Expense Example, No Redemption Class A, B & C Cohen & Steers Global Infrastructure Fund Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class B shares	218	704	1,219	2,632
Class C shares	218	704	1,219	2,632

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its total assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, marine ports, telecommunications companies and other infrastructure companies. Under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the Advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S. The Fund will invest in infrastructure companies primarily in developed countries, but may invest in securities of infrastructure companies domiciled in emerging markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. Accordingly, the Fund will hold securities and instruments denominated in non-U.S. currencies, or sponsored and unsponsored depositary receipts for such securities.

Infrastructure companies derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development or financing of assets used in connection with: the generation, transmission, sale or distribution of electric energy; distribution, purification and treatment of water; production, transmission or distribution of natural resources used to produce energy; provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media; provision of transportation services, including toll roads, airports, railroads or marine ports. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates, and the Fund may invest up to 25% of its net assets in these energy-related MLPs and their affiliates.

The Fund may invest up to 20% of its net assets in preferred securities and other fixed-income securities. The Fund may also invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade by a nationally recognized statistical rating agency or that are unrated but judged to be below investment grade by the Advisor. Such securities are commonly known as “high-yield bonds” or “junk bonds.”

The Fund has adopted a fundamental policy (which cannot be changed without shareholder approval) to invest at least 25% of its net assets in securities of companies engaged in the utilities industry.

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.
PRINCIPAL RISKS
Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed-income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Investing in Infrastructure Companies Risk. Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:
  regulation by various government authorities;
  government regulation of rates charged to customers;
  service interruption due to environmental, operational or other mishaps;
  the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and
  general changes in market sentiment towards infrastructure and utilities assets.
Preferred Securities Risk. There are special risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities such as preferred and debt securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Currency Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.

MLP Risk. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

Credit and Below Investment Grade Securities Risk. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Lower-rated securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FUND PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at www.cohenandsteers.com or by calling (800) 330-7348.

Prior to April 1, 2008, the Fund’s name was “Cohen & Steers Utility Fund, Inc.,” and normally the Fund invested at least 80% of its assets in common stocks and other equity securities issued by companies engaged in the utilities industry (utility companies); investments in foreign issuers were limited to 20% of its total assets. The performance of the Fund for periods prior to that date reflects performance under the old investment objective.

The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Class A Shares Annual Total Returns

[1]	The annual total returns for the Class B and Class C shares of the Fund are substantially similar to the annual total returns of the Class A shares, because the assets of both classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses.

Highest quarterly return during this period: 16.05% (quarter ended September 30, 2009) Lowest quarterly return during this period: –19.29% (quarter ended September 30, 2008)
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class A, B & C Cohen & Steers Global Infrastructure Fund Inc.		1 Year	5 Years	Since Inception		Inception Date
Class A		8.90%	(2.34%)	7.09%		May 3, 2004
Class A After Taxes on Distributions		8.85%	(2.40%)	6.51%		May 3, 2004
Class A After Taxes on Distributions and Sales		6.42%	(1.77%)	6.31%		May 3, 2004
Class B		8.28%	(2.49%)	6.94%		May 3, 2004
Class C		12.30%	(2.07%)	7.05%		May 3, 2004
UBS Global 50/50 Infrastructure & Utilities Index (net) (reflects no deduction for fees, expenses or taxes)		11.71%	(2.75%)	8.80%	[1]
Linked Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)	[2]	11.71%	(3.18%)	6.19%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	[3]	16.00%	1.66%	5.01%
[1]	The Index was launched in 2006.
[2]	The Linked Global Infrastructure Index is represented by the performance of the S&P 1500 Utilities Index since inception through March 31, 2008; the Macquarie Global Infrastructure Index from April 1, 2008 through May 31, 2008; and the UBS Global 50/50 Infrastructure & Utilities Index (net) from June 1, 2008 thereafter. The S&P 1500 Utilities Index is an unmanaged market-capitalization-weighted index of 67 companies whose primary business involves the generation, transmission and/or distribution of electricity and/or natural gas. The Macquarie Global Infrastructure Index is a capitalization-weighted global infrastructure index containing all publicly quoted infrastructure-related stocks that are members of the FTSE Global Equity Index Series with market capitalization exceeding $250 million.
[3]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

After-tax returns are shown for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL INFRASTRUCTURE FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class A, B & C | Cohen & Steers Global Infrastructure Fund Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS GLOBAL INFRASTRUCTURE FUND INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Global Infrastructure Fund, Inc. (the Fund) is total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the Prospectus) and “Reducing the Initial Sales Load on Class A Shares” in the Fund’s Statement of Additional Information (the SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its total assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, marine ports, telecommunications companies and other infrastructure companies. Under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the Advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S. The Fund will invest in infrastructure companies primarily in developed countries, but may invest in securities of infrastructure companies domiciled in emerging markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. Accordingly, the Fund will hold securities and instruments denominated in non-U.S. currencies, or sponsored and unsponsored depositary receipts for such securities.

Infrastructure companies derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development or financing of assets used in connection with: the generation, transmission, sale or distribution of electric energy; distribution, purification and treatment of water; production, transmission or distribution of natural resources used to produce energy; provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media; provision of transportation services, including toll roads, airports, railroads or marine ports. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates, and the Fund may invest up to 25% of its net assets in these energy-related MLPs and their affiliates.

The Fund may invest up to 20% of its net assets in preferred securities and other fixed-income securities. The Fund may also invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade by a nationally recognized statistical rating agency or that are unrated but judged to be below investment grade by the Advisor. Such securities are commonly known as “high-yield bonds” or “junk bonds.”

The Fund has adopted a fundamental policy (which cannot be changed without shareholder approval) to invest at least 25% of its net assets in securities of companies engaged in the utilities industry.

		The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its total assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, marine ports, telecommunications companies and other infrastructure companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed-income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Investing in Infrastructure Companies Risk. Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:
  regulation by various government authorities;
  government regulation of rates charged to customers;
  service interruption due to environmental, operational or other mishaps;
  the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and
  general changes in market sentiment towards infrastructure and utilities assets.
Preferred Securities Risk. There are special risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities such as preferred and debt securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Currency Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.

MLP Risk. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

Credit and Below Investment Grade Securities Risk. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Lower-rated securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

		Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at www.cohenandsteers.com or by calling (800) 330-7348.

Prior to April 1, 2008, the Fund’s name was “Cohen & Steers Utility Fund, Inc.,” and normally the Fund invested at least 80% of its assets in common stocks and other equity securities issued by companies engaged in the utilities industry (utility companies); investments in foreign issuers were limited to 20% of its total assets. The performance of the Fund for periods prior to that date reflects performance under the old investment objective.

		The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period: 16.05% (quarter ended September 30, 2009) Lowest quarterly return during this period: –19.29% (quarter ended September 30, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class B and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A, B & C | Cohen & Steers Global Infrastructure Fund Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	rr_NetExpensesOverAssets	1.50%	[1]
1 Year	rr_ExpenseExampleYear01	596
3 Years	rr_ExpenseExampleYear03	933
5 Years	rr_ExpenseExampleYear05	1,295
10 Years	rr_ExpenseExampleYear10	2,312
2007	rr_AnnualReturn2007	13.33%	[2]
2008	rr_AnnualReturn2008	19.43%	[2]
2009	rr_AnnualReturn2009	23.84%	[2]
2010	rr_AnnualReturn2010	(36.94%)	[2]
2011	rr_AnnualReturn2011	20.24%	[2]
2012	rr_AnnualReturn2012	5.25%	[2]
Annual Return 2013	rr_AnnualReturn2013	2.22%	[2]
Annual Return 2014	rr_AnnualReturn2014	14.04%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.29%)
1 Year	rr_AverageAnnualReturnYear01	8.90%
5 Years	rr_AverageAnnualReturnYear05	(2.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Class A, B & C | Cohen & Steers Global Infrastructure Fund Inc. | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3],[4]
Management Fee	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[3]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[1],[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[3]
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	rr_NetExpensesOverAssets	2.15%	[1],[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class B shares, the maximum deferred sales charge is 5% for the 1st year. It then decreases to 4% in the 2nd year, 3% in the 3rd and 4th years, 2% in the 5th year, 1% in the 6th year, and none after six years.
1 Year	rr_ExpenseExampleYear01	718
3 Years	rr_ExpenseExampleYear03	1,004
5 Years	rr_ExpenseExampleYear05	1,419
10 Years	rr_ExpenseExampleYear10	2,632
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	704
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,219
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,632
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	(2.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Class A, B & C | Cohen & Steers Global Infrastructure Fund Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	rr_NetExpensesOverAssets	2.15%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the maximum deferred sales charge does not apply after one year.
1 Year	rr_ExpenseExampleYear01	318
3 Years	rr_ExpenseExampleYear03	704
5 Years	rr_ExpenseExampleYear05	1,219
10 Years	rr_ExpenseExampleYear10	2,632
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	704
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,219
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,632
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05	(2.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Class A, B & C | Cohen & Steers Global Infrastructure Fund Inc. | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.85%
5 Years	rr_AverageAnnualReturnYear05	(2.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Class A, B & C | Cohen & Steers Global Infrastructure Fund Inc. | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.42%
5 Years	rr_AverageAnnualReturnYear05	(1.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Class A, B & C | Cohen & Steers Global Infrastructure Fund Inc. | UBS Global 50/50 Infrastructure & Utilities Index (net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.71%
5 Years	rr_AverageAnnualReturnYear05	(2.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%	[5]
Class A, B & C | Cohen & Steers Global Infrastructure Fund Inc. | Linked Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.71%	[6]
5 Years	rr_AverageAnnualReturnYear05	(3.18%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%	[6]
Class A, B & C | Cohen & Steers Global Infrastructure Fund Inc. | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[7]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%	[7]

[1]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund's total annual operating expenses (excluding distribution and shareholder servicing fee applicable to Class A and Class C shares; acquired fund fees and expenses; and extraordinary expenses) to 1.50% for the Class A shares and 2.15% for Class B shares and Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[2]	The annual total returns for the Class B and Class C shares of the Fund are substantially similar to the annual total returns of the Class A shares, because the assets of both classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses.
[3]	Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Class B shares are automatically converted to Class A shares at the end of the month which precedes the 8th anniversary of your purchase date.
[4]	For Class B shares, the maximum deferred sales charge is 5% for the 1st year. It then decreases to 4% in the 2nd year, 3% in the 3rd and 4th years, 2% in the 5th year, 1% in the 6th year, and none after six years. For Class C shares, the maximum deferred sales charge does not apply after one year.
[5]	The Index was launched in 2006.
[6]	The Linked Global Infrastructure Index is represented by the performance of the S&P 1500 Utilities Index since inception through March 31, 2008; the Macquarie Global Infrastructure Index from April 1, 2008 through May 31, 2008; and the UBS Global 50/50 Infrastructure & Utilities Index (net) from June 1, 2008 thereafter. The S&P 1500 Utilities Index is an unmanaged market-capitalization-weighted index of 67 companies whose primary business involves the generation, transmission and/or distribution of electricity and/or natural gas. The Macquarie Global Infrastructure Index is a capitalization-weighted global infrastructure index containing all publicly quoted infrastructure-related stocks that are members of the FTSE Global Equity Index Series with market capitalization exceeding $250 million.
[7]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

Class I | Cohen & Steers Global Infrastructure Fund Inc.
COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.
INVESTMENT OBJECTIVE
The investment objective of Cohen & Steers Global Infrastructure Fund, Inc. (the Fund) is total return.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Class I Cohen & Steers Global Infrastructure Fund Inc.
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Class I Cohen & Steers Global Infrastructure Fund Inc.
Management Fee	[1]	0.75%
Other Expenses	[1]	0.52%
Service Fee	[1]	0.04%
Total Annual Fund Operating Expenses	[1][2]	1.31%
Fee Waiver / Expense Reimbursement	[1][2]	(0.16%)
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	[1][2]	1.15%
[1]	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2012 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
[2]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund's total annual Fund operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 1.15% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Cohen & Steers Global Infrastructure Fund Inc.	117	396	700	1,562

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its total assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, marine ports, telecommunications companies and other infrastructure companies. Under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the Advisor, in which case the Fund will invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S. The Fund will invest in infrastructure companies primarily in developed countries, but may invest in securities of infrastructure companies domiciled in emerging markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. Accordingly, the Fund will hold securities and instruments denominated in non-U.S. currencies, or sponsored and unsponsored depositary receipts for such securities.

Infrastructure companies derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development or financing of assets used in connection with: the generation, transmission, sale or distribution of electric energy; distribution, purification and treatment of water; production, transmission or distribution of natural resources used to produce energy; provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media; provision of transportation services, including toll roads, airports, railroads or marine ports. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates, and the Fund may invest up to 25% of its net assets in these energy-related MLPs and their affiliates.

The Fund may invest up to 20% of its net assets in preferred securities and other fixed-income securities. The Fund may also invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade by a nationally recognized statistical rating agency or that are unrated but judged to be below investment grade by the Advisor. Such securities are commonly known as “high-yield bonds” or “junk bonds.”

The Fund has adopted a fundamental policy (which cannot be changed without shareholder approval) to invest at least 25% of its net assets in securities of companies engaged in the utilities industry.

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.
PRINCIPAL RISKS
Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed-income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Investing in Infrastructure Companies Risk. Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:
  regulation by various government authorities;
  government regulation of rates charged to customers;
  service interruption due to environmental, operational or other mishaps;
  the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and
  general changes in market sentiment towards infrastructure and utilities assets.
Preferred Securities Risk. There are special risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities such as preferred and debt securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Currency Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the
Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.

MLP Risk. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

Credit and Below Investment Grade Securities Risk. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Lower-rated securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FUND PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class I shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at www.cohenandsteers.com or by calling (800) 330-7348.

Prior to April 1, 2008, the Fund’s name was “Cohen & Steers Utility Fund, Inc.,” and normally the Fund invested at least 80% of its assets in common stocks and other equity securities issued by companies engaged in the utilities industry (utility companies); investments in foreign issuers were limited to 20% of its total assets. The performance of the Fund for periods prior to that date reflects performance under the old investment objective.
Class I Shares Annual Total Returns

Highest quarterly return during this period: 16.22% (quarter ended September 30, 2009) Lowest quarterly return during this period: –19.25% (quarter ended September 30, 2008)
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class I Cohen & Steers Global Infrastructure Fund Inc.		1 Year	5 Years	Since Inception		Inception Date
Class I Shares		14.44%	(1.10%)	8.03%		May 3, 2004
Class I Shares Return After Taxes on Distributions		14.38%	(1.18%)	7.42%		May 3, 2004
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares		10.16%	(0.70%)	7.17%		May 3, 2004
UBS Global 50/50 Infrastructure & Utilities Index (net) (reflects no deduction for fees, expenses or taxes)		11.71%	(2.75%)	8.80%	[1]
Linked Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)	[2]	11.71%	(3.18%)	6.19%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	[3]	16.00%	1.66%	5.01%
[1]	The Index was launched in 2006.
[2]	The Linked Global Infrastructure Index is represented by the performance of the S&P 1500 Utilities Index since inception through March 31, 2008; the Macquarie Global Infrastructure Index from April 1, 2008 through May 31, 2008; and the UBS Global 50/50 Infrastructure & Utilities Index (net) from June 1, 2008 thereafter. The S&P 1500 Utilities Index is an unmanaged market-capitalization-weighted index of 67 companies whose primary business involves the generation, transmission and/or distribution of electricity and/or natural gas. The Macquarie Global Infrastructure Index is a capitalization-weighted global infrastructure index containing all publicly quoted infrastructure-related stocks that are members of the FTSE Global Equity Index Series with market capitalization exceeding $250 million.
[3]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL INFRASTRUCTURE FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class I | Cohen & Steers Global Infrastructure Fund Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Global Infrastructure Fund, Inc. (the Fund) is total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2012 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its total assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, marine ports, telecommunications companies and other infrastructure companies. Under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the Advisor, in which case the Fund will invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S. The Fund will invest in infrastructure companies primarily in developed countries, but may invest in securities of infrastructure companies domiciled in emerging markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. Accordingly, the Fund will hold securities and instruments denominated in non-U.S. currencies, or sponsored and unsponsored depositary receipts for such securities.

Infrastructure companies derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development or financing of assets used in connection with: the generation, transmission, sale or distribution of electric energy; distribution, purification and treatment of water; production, transmission or distribution of natural resources used to produce energy; provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media; provision of transportation services, including toll roads, airports, railroads or marine ports. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates, and the Fund may invest up to 25% of its net assets in these energy-related MLPs and their affiliates.

The Fund may invest up to 20% of its net assets in preferred securities and other fixed-income securities. The Fund may also invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade by a nationally recognized statistical rating agency or that are unrated but judged to be below investment grade by the Advisor. Such securities are commonly known as “high-yield bonds” or “junk bonds.”

The Fund has adopted a fundamental policy (which cannot be changed without shareholder approval) to invest at least 25% of its net assets in securities of companies engaged in the utilities industry.

		The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its total assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, marine ports, telecommunications companies and other infrastructure companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed-income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Investing in Infrastructure Companies Risk. Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:
  regulation by various government authorities;
  government regulation of rates charged to customers;
  service interruption due to environmental, operational or other mishaps;
  the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and
  general changes in market sentiment towards infrastructure and utilities assets.
Preferred Securities Risk. There are special risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities such as preferred and debt securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Currency Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the
Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.

MLP Risk. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

Credit and Below Investment Grade Securities Risk. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Lower-rated securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

		Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class I shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at www.cohenandsteers.com or by calling (800) 330-7348.

		Prior to April 1, 2008, the Fund’s name was “Cohen & Steers Utility Fund, Inc.,” and normally the Fund invested at least 80% of its assets in common stocks and other equity securities issued by companies engaged in the utilities industry (utility companies); investments in foreign issuers were limited to 20% of its total assets. The performance of the Fund for periods prior to that date reflects performance under the old investment objective.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for the Class I shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period: 16.22% (quarter ended September 30, 2009) Lowest quarterly return during this period: –19.25% (quarter ended September 30, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class I | Cohen & Steers Global Infrastructure Fund Inc. | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.04%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1],[2]
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[2]
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	rr_NetExpensesOverAssets	1.15%	[1],[2]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	700
10 Years	rr_ExpenseExampleYear10	1,562
2005	rr_AnnualReturn2005	13.73%
2006	rr_AnnualReturn2006	19.81%
2007	rr_AnnualReturn2007	24.36%
2008	rr_AnnualReturn2008	(36.73%)
2009	rr_AnnualReturn2009	20.64%
2010	rr_AnnualReturn2010	5.65%
2011	rr_AnnualReturn2011	2.51%
2012	rr_AnnualReturn2012	14.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.25%)
1 Year	rr_AverageAnnualReturnYear01	14.44%
5 Years	rr_AverageAnnualReturnYear05	(1.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Class I | Cohen & Steers Global Infrastructure Fund Inc. | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.38%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Class I | Cohen & Steers Global Infrastructure Fund Inc. | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.16%
5 Years	rr_AverageAnnualReturnYear05	(0.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Class I | Cohen & Steers Global Infrastructure Fund Inc. | UBS Global 50/50 Infrastructure & Utilities Index (net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.71%
5 Years	rr_AverageAnnualReturnYear05	(2.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%	[3]
Class I | Cohen & Steers Global Infrastructure Fund Inc. | Linked Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.71%	[4]
5 Years	rr_AverageAnnualReturnYear05	(3.18%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%	[4]
Class I | Cohen & Steers Global Infrastructure Fund Inc. | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%	[5]

[1]	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2012 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
[2]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund's total annual Fund operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 1.15% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[3]	The Index was launched in 2006.
[4]	The Linked Global Infrastructure Index is represented by the performance of the S&P 1500 Utilities Index since inception through March 31, 2008; the Macquarie Global Infrastructure Index from April 1, 2008 through May 31, 2008; and the UBS Global 50/50 Infrastructure & Utilities Index (net) from June 1, 2008 thereafter. The S&P 1500 Utilities Index is an unmanaged market-capitalization-weighted index of 67 companies whose primary business involves the generation, transmission and/or distribution of electricity and/or natural gas. The Macquarie Global Infrastructure Index is a capitalization-weighted global infrastructure index containing all publicly quoted infrastructure-related stocks that are members of the FTSE Global Equity Index Series with market capitalization exceeding $250 million.
[5]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL INFRASTRUCTURE FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013